Significant Concentrations and Risks (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Significant concentrations and risks (Textual)
Cash and pledged bank deposits in financial institutions	$ 249,695,663		$ 249,695,663		$ 163,591,879	$ 127,260,081
Percentage of revenue over that customer treated as major customer			4.00%		4.00%
Number of major supplier			3		3
Purchase (net of VAT) from major supplier	155,361,871	153,035,430			377,051,329	309,943,580
Purchase from major supplier percentage	83.00%	83.00%			83.00%	61.00%
Purchase from largest supplier, Amount			$ 275,123,617	$ 231,995,919	$ 305,000,000	$ 191,000,000
Purchase from largest supplier, Percentage			80.00%	77.00%	67.00%	38.00%